MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Schedule of Marketable Securities with Contractual Maturities

Marketable securities with contractual maturities of up to one year are as follows:

	December 31,
	2018				2017
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

Government and corporate debentures - fixed interest rate	$1,203,258	$9	$(5,017)	$1,198,249	$1,026,555	$48	$(1,698)	$1,024,905
Government-sponsored enterprises debentures	231,699	6	(1,200)	230,505	112,951	1	(275)	112,677
Government and corporate debentures - floating interest rate	13,902	-	(15)	13,887	27,681	14	(11)	27,684

	$1,448,859	$15	$(6,232)	$1,442,642	$1,167,187	$63	$(1,984)	$1,165,266

Marketable securities with contractual maturities of over one year through five years are as follows:

	December 31,
	2018				2017
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

Government and corporate debentures - fixed interest rate	$1,819,541	$1,089	$(21,630)	$1,799,001	$1,985,849	$384	$(15,204)	$1,971,029
Government-sponsored enterprises debentures	383,190	278	(4,092)	379,376	424,619	-	(4,687)	419,932
Government and corporate debentures - floating interest rate	109,878	1	(910)	108,969	46,247	134	(27)	46,354

	$2,312,609	$1,368	$(26,632)	$2,287,345	$2,456,715	$518	$(19,918)	$2,437,315

Investments with Continuous Unrealized Losses

Investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values were as follows:

	December 31, 2018
	Less than 12 months		12 months or greater		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Government and corporate debentures - fixed interest rate	$807,274	$(4,369)	$1,852,625	$(22,278)	$2,659,899	$(26,647)
Government-sponsored enterprises debentures	40,213	(79)	429,101	(5,213)	469,315	(5,292)
Government and corporate debentures - floating interest rate	115,511	(917)	5,380	(7)	120,892	(925)

	$962,999	$(5,366)	$2,287,106	$(27,498)	$3,250,06	$(32,864)

	December 31, 2017
	Less than 12 months		12 months or greater		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Government and corporate debentures - fixed interest rate	$1,647,125	$(7,318)	$1,063,690	$(9,585)	$2,710,815	$(16,903)
Government-sponsored enterprises debentures	236,403	(1,281)	294,986	(3,681)	531,389	(4,962)
Government and corporate debentures - floating interest rate	27,810	(37)	-	-	27,810	(37)

	$1,911,338	$(8,636)	$1,358,676	$(13,266)	$3,270,014	$(21,902)